Risk management (Details 6) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ (17,507)	$ (24,169)
Recognized in Other comprehensive income	3,215	3,348
Reclassified to the statement of income occurred exports	1,472	1,642
Ending balance	(12,820)	(19,179)
Tax Effect [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,020	12,452
Recognized in Other comprehensive income	(1,657)	(1,725)
Reclassified to the statement of income occurred exports	(760)	(846)
Ending balance	6,603	9,881
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(26,527)	(36,621)
Recognized in Other comprehensive income	4,872	5,073
Reclassified to the statement of income occurred exports	2,232	2,488
Ending balance	$ (19,423)	$ (29,060)